Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses on property, plant and equipment, including impairment	₺ 11,937,839	₺ 15,305,789
Impairment expenses/(reversals)	₺ (24,793)	₺ 305,900